UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  Harvest Capital Management Inc.
Address:  114 North Main Street
Suite 302
Concord, NH  03301

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jane P. Bates
Title:	Operations Manager
Phone:	603-224-2994
Signature, Place, and Date of Signing:

					Concord, NH	May 3, 2002

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: 85,978



List of Other Included Managers:  None.

No.  13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner (AOL)          COM              00184A105     2252    95235 SH       SOLE                    95235
Abbott Labs (ABT)              COM              002824100      692    13155 SH       SOLE                    13155
Alltel Corp (AT)               COM              020039103     1751    31525 SH       SOLE                    31525
American Express (AXP)         COM              025816109      364     8890 SH       SOLE                     8890
American Int'l Group (AIG)     COM              026874107      604     8367 SH       SOLE                     8367
Amgen Inc. (AMGN)              COM              031162100      219     3675 SH       SOLE                     3675
BP PLC (BP)                    COM              055622104     2500    47074 SH       SOLE                    47074
Banc One Corp (ONE)            COM              06423A103     1453    34775 SH       SOLE                    34775
BellSouth (BLS)                COM              079860102      226     6133 SH       SOLE                     6133
Bemis Company (BMS)            COM              081437105     1420    26125 SH       SOLE                    26125
Bristol Myers Squibb (BMY)     COM              110122108     2615    64573 SH       SOLE                    64573
ChevronTexaco (CVX)            COM              166764100      470     5210 SH       SOLE                     5210
Cisco (CSCO)                   COM              17275R102     1735   102469 SH       SOLE                   102469
Citigroup (C)                  COM              172967101     3745    75628 SH       SOLE                    75628
Coca Cola (KO)                 COM              191216100     3062    58597 SH       SOLE                    58597
Colgate Palmolive (CL)         COM              194162103     1497    26202 SH       SOLE                    26202
Computer Sciences Corp (CSC)   COM              205363104     1920    37825 SH       SOLE                    37825
Deere & Co. (DE)               COM              244199105     3100    68050 SH       SOLE                    68050
Estee Lauder (EL)              COM              518439104     2836    83015 SH       SOLE                    83015
ExxonMobil (XOM)               COM              30231G102     3044    69460 SH       SOLE                    69460
Fenwal Controls of Japan Ltd   COM              J1346Y106       59    29000 SH       SOLE                    29000
Freddie Mac (FRE)              COM              313400301     2581    40727 SH       SOLE                    40727
Gannett Co. Inc. (GCI)         COM              364730101     2877    37800 SH       SOLE                    37800
General Electric (GE)          COM              369604103     3221    85995 SH       SOLE                    85995
Gillette Co (G)                COM              375766102      866    25475 SH       SOLE                    25475
Home Depot Inc (HD)            COM              437076102     2602    53522 SH       SOLE                    53522
IBM (IBM)                      COM              459200101     1802    17325 SH       SOLE                    17325
Intel (INTC)                   COM              458140100     2768    91012 SH       SOLE                    91012
Johnson & Johnson (JNJ)        COM              478160104     2913    44846 SH       SOLE                    44846
Mattel Inc (MAT)               COM              577081102      762    36550 SH       SOLE                    36550
Merck (MRK)                    COM              589331107     2742    47628 SH       SOLE                    47628
Microsoft Corp (MSFT)          COM              594918104     2033    33702 SH       SOLE                    33702
Nabors Industries (NBR)        COM              629568106     2119    50162 SH       SOLE                    50162
Norfolk Southern (NSC)         COM              655844108     2436   101770 SH       SOLE                   101770
Oracle Corp. (ORCL)            COM              68389X105     1868   145966 SH       SOLE                   145966
Pepsico (PEP)                  COM              713448108      284     5510 SH       SOLE                     5510
Pfizer Inc. (PFE)              COM              717081103      233     5860 SH       SOLE                     5860
Phelps Dodge Corp (PD)         COM              717265102     2428    57675 SH       SOLE                    57675
Procter & Gamble (PG)          COM              742718109      210     2328 SH       SOLE                     2328
Regent Ventures Ltd. (REV.CN)  COM              75890F101        1    10000 SH       SOLE                    10000
Royal Dutch (RD)               COM              780257804     1478    27212 SH       SOLE                    27212
SBC Communications (SBC)       COM              78387G103      638    17035 SH       SOLE                    17035
ServiceMaster (SVM)            COM              81760N109     2318   168612 SH       SOLE                   168612
Target Corp (TGT)              COM              87612E106      946    21950 SH       SOLE                    21950
Texas Instruments Inc (TXN)    COM              882508104      870    26275 SH       SOLE                    26275
Verizon Comm. (VZ)             COM              92343V104      302     6543 SH       SOLE                     6543
Viacom Class B (VIA.B)         COM              925524308     4696    97087 SH       SOLE                    97087
Walmart (WMT)                  COM              931142103      615    10027 SH       SOLE                    10027
Washington Mutual (WM)         COM              939322103     1578    47638 SH       SOLE                    47638
Wyeth (WYE)                    COM              983024100      491     7476 SH       SOLE                     7476
Archstone Smith Tr (ASN)       RTS              039583109      228     8500 SH       SOLE                     8500
Plum Creek Timber Co. L.P. (PC RTS              729251108      818    27525 SH       SOLE                    27525
Berger Small Co Growth Fund                     084045103       32 11215.000SH       SOLE                11215.000
Royce Low-Priced Stock Fund                     780905808      173 13681.420SH       SOLE                13681.420
Mass Mutual Corp Investors                      576292106      382 16725.000SH       SOLE                16725.000
Vanguard Total Bond Market Ind                  921937108      105 10486.480SH       SOLE                10486.480